United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg Bell, Boyd & Lloyd LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2006

Date of reporting period: 02/28/2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

	Shares	Value
Common Stocks (99.06%)
Agriculture, Foods, & Beverage (8.69%)
Archer-Daniels-Midland Co.	3,477,500	$119,556,450
Campbell Soup Co.	92,000	3,756,360
Kellogg Co.	930,000	46,425,600
McCormick & Co. Inc.	428,600	16,411,094
PepsiCo Inc.	586,100	37,012,215
Sysco Corp.	766,500	25,263,840
The Coca-Cola Co.	888,500	41,475,180
The Hershey Co.	226,400	11,972,032

		301,872,771

Banks (6.84%)
Bank of America Corp.	1,048,527	53,338,568
Fifth Third Bancorp	191,000	7,693,480
M&T Bank Corp.	179,700	21,549,624
Northern Trust Corp.	144,000	8,683,200
Popular Inc.	1,724,503	30,196,048
SunTrust Banks Inc.	334,600	28,210,126
Wells Fargo & Co.	2,536,800	88,026,960

		237,698,006

Building Materials & Construction (3.48%)
Vulcan Materials Co.	1,039,200	121,056,408

Chemicals (6.82%)
Air Products & Chemicals Inc.	830,000	62,100,600
E.I. du Pont de Nemours and Co.	496,104	25,177,278
International Flavors & Fragrances Inc.	561,000	26,254,800
Sigma-Aldrich Corp.	2,750,000	112,750,000
The Dow Chemical Co.	243,000	10,643,400

		236,926,078

Computer Software & Services (3.51%)
Automatic Data Processing Inc.	149,000	7,418,710
Check Point Software Technologies Ltd. (a)	129,850	2,932,013
Microsoft Corp.	3,235,500	91,144,035
SAP AG	444,800	20,453,983

		121,948,741

Computers (4.97%)
Hewlett-Packard Co.	3,019,400	118,903,972
International Business Machines Corp.	580,000	53,945,800

		172,849,772

Consumer & Marketing (5.09%)
AptarGroup Inc.	190,800	12,554,640
Colgate-Palmolive Co.	436,300	29,389,168
Nestle SA ADR	456,800	42,455,634
The Procter & Gamble Co.	1,454,855	92,368,744

		176,768,186

Electronic/Electrical Mfg. (7.42%)
Agilent Technologies Inc. (a)	548,071	17,384,812
Applied Materials Inc.	1,662,700	30,876,339
Emerson Electric Co.	540,800	23,303,072
General Electric Co.	2,921,700	102,025,764
Intel Corp.	2,420,800	48,052,880
KLA-Tencor Corp.	247,200	12,790,128
Linear Technology Corp.	703,200	23,339,208

		257,772,203

Financial Services (4.17%)
Citigroup Inc.	1,485,633	74,875,903
Regions Financial Corp.	266,042	9,529,625
Wachovia Corp.	1,091,900	60,458,503

		144,864,031

Health Care (14.39%)
Abbott Laboratories	567,100	30,975,002
Biomet Inc.	3,487,500	147,625,875
Eli Lilly & Co.	997,000	52,482,080
Johnson & Johnson	2,481,600	156,464,880
Medtronic Inc.	135,800	6,838,888
Merck & Co. Inc.	675,700	29,838,912
Pfizer Inc.	3,047,300	76,060,608

		500,286,245

Machinery & Manufacturing (5.51%)
3M Co.	497,000	36,817,760
Caterpillar Inc.	843,400	54,331,828
HNI Corp.	1,439,200	71,960,000
Illinois Tool Works Inc.	552,200	28,548,740

		191,658,328

Media & Broadcasting (3.73%)
CBS Corp. Class B	405,550	12,308,443
Reuters Group PLC ADR	155,433	7,973,713
The Walt Disney Co.	2,728,640	93,483,206
Viacom Inc. Class B (a)	405,550	15,832,672

		129,598,034

Mining & Metals (2.93%)
BHP Billiton PLC	941,859	18,864,071
Newmont Mining Corp.	36,700	1,654,069
Nucor Corp.	531,200	32,334,144
Rio Tinto PLC ADR	226,800	49,138,488

		101,990,772

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (12.86%)
Anadarko Petroleum Corp.	210,200	$8,456,346
BG Group PLC	3,199,100	43,405,530
Bill Barrett Corp. (a)	1,032,400	30,373,208
BP PLC ADR	626,392	38,610,803
Chevron Corp.	1,060,000	72,726,600
Devon Energy Corp.	212,204	13,943,925
Exxon Mobil Corp.	2,615,200	187,457,536
Royal Dutch Shell PLC ADR Class A	516,300	33,564,663
Spectra Energy Corp.	399,950	10,290,713
Tidewater Inc.	154,191	8,013,306

		446,842,630

Retailers (2.31%)
Home Depot Inc.	396,400	15,697,440
Wal-Mart Stores Inc.	1,339,100	64,678,530

		80,375,970

Telecom & Telecom Equipment (5.89%)
ADC Telecommunications Inc. (a)	257,142	4,222,272
AT&T Inc.	2,140,534	78,771,651
Cisco Systems Inc. (a)	1,515,700	39,317,258
Corning Inc. (a)	1,284,600	26,501,298
Lucent Technologies Inc. Warrants (a)	25,216	4,413
Motorola Inc.	792,000	14,667,840
Nokia Corp. ADR	1,181,100	25,783,413
Verizon Communications Inc.	411,000	15,383,730

		204,651,875

Utilities & Energy (0.45%)
Duke Energy Corp.	799,900	15,750,031

Total Common Stocks (cost $1,432,263,063)		3,442,910,081

Short-term Investments (0.63%)
JPMorgan Prime Money Market Fund	21,788,963	21,788,963

Total Short-term Investments (cost $21,788,963)		21,788,963

TOTAL INVESTMENTS (99.69%) (cost $1,454,052,026)		3,464,699,044
OTHER ASSETS, NET OF LIABILITIES (0.31%)		10,762,045

NET ASSETS (100.00%)		$3,475,461,089

(a)	Non-income producing security.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

	Shares	Value
Common Stocks (63.53%)
Agriculture, Foods, & Beverage (5.48%)
Archer-Daniels-Midland Co.	940,561	$32,336,487
Campbell Soup Co.	26,000	1,061,580
Kellogg Co.	310,000	15,475,200
PepsiCo Inc.	98,200	6,201,330
Sara Lee Corp.	58,000	954,680
Sysco Corp.	40,500	1,334,880
The Coca-Cola Co.	190,000	8,869,200
The Hershey Co.	34,400	1,819,072

		68,052,429

Banks (4.49%)
Bank of America Corp.	210,504	10,708,339
Fifth Third Bancorp	56,600	2,279,848
M&T Bank Corp.	30,400	3,645,568
Northern Trust Corp.	41,000	2,472,300
Popular Inc.	346,689	6,070,524
SunTrust Banks Inc.	54,300	4,578,033
Wells Fargo & Co.	747,600	25,941,720

		55,696,332

Building Materials & Construction (1.50%)
Vulcan Materials Co.	160,200	18,661,698

Chemicals (4.15%)
Air Products & Chemicals Inc.	230,000	17,208,600
E.I. du Pont de Nemours and Co.	108,705	5,516,779
International Flavors & Fragrances Inc.	120,000	5,616,000
Sigma-Aldrich Corp.	491,000	20,131,000
The Dow Chemical Co.	69,000	3,022,200

		51,494,579

Computer Software & Services (1.73%)
Automatic Data Processing Inc.	28,900	1,438,931
Microsoft Corp.	625,400	17,617,518
SAP AG	52,800	2,427,991

		21,484,440

Computers (3.53%)
Hewlett-Packard Co.	754,000	29,692,520
International Business Machines Corp.	152,100	14,146,821

		43,839,341

Consumer & Marketing (3.44%)
AptarGroup Inc.	45,900	3,020,220
Nestle SA ADR	101,000	9,387,082
The Procter & Gamble Co.	477,700	30,329,173

		42,736,475

Electronic/Electrical Mfg. (4.01%)
Agilent Technologies Inc. (a)	143,787	4,560,924
Applied Materials Inc.	182,000	3,379,740
Emerson Electric Co.	62,400	2,688,816
General Electric Co.	635,700	22,198,644
Intel Corp.	592,500	11,761,125
KLA-Tencor Corp.	45,100	2,333,474
Linear Technology Corp.	81,600	2,708,304
Texas Instruments Inc.	6,300	195,048

		49,826,075

Financial Services (2.83%)
Citigroup Inc.	307,000	15,472,800
Regions Financial Corp.	41,713	1,494,160
Wachovia Corp.	327,620	18,140,319

		35,107,279

Health Care (9.44%)
Allergan Inc.	77,400	8,646,354
Biomet Inc.	911,250	38,573,212
Eli Lilly & Co.	212,000	11,159,680
Forest Laboratories Inc. (a)	20,900	1,081,784
Johnson & Johnson	417,700	26,335,985
Medtronic Inc.	21,600	1,087,776
Merck & Co. Inc.	144,100	6,363,456
Pfizer Inc.	960,000	23,961,600

		117,209,847

Machinery & Manufacturing (3.29%)
3M Co.	124,600	9,230,368
Caterpillar Inc.	262,400	16,903,808
HNI Corp.	160,000	8,000,000
Illinois Tool Works Inc.	130,600	6,752,020

		40,886,196

Media & Broadcasting (4.26%)
CBS Corp. Class B	49,450	1,500,807
Lee Enterprises Inc. Class A	42,000	1,338,120
Lee Enterprises Inc. Class B (b)	42,000	1,338,120
Reuters Group PLC ADR	200,433	10,282,213
The Walt Disney Co.	1,065,995	36,520,989
Viacom Inc. Class B (a)	49,450	1,930,528

		52,910,777

Mining & Metals (3.53%)
Newmont Mining Corp.	29,200	1,316,044
Nucor Corp.	436,800	26,588,016
Rio Tinto PLC ADR	73,250	15,870,345

		43,774,405

Oil & Gas (6.94%)
BG Group PLC	256,800	3,484,274

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2007

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Bill Barrett Corp. (a)	100,000	$2,942,000
BP PLC ADR	115,786	7,137,049
Chevron Corp.	288,000	19,759,680
Devon Energy Corp.	76,170	5,005,131
Exxon Mobil Corp.	448,000	32,112,640
Royal Dutch Shell PLC ADR Class A	216,400	14,068,164
Spectra Energy Corp.	62,950	1,619,703

		86,128,641

Retailers (1.18%)
Home Depot Inc.	32,800	1,298,880
Wal-Mart Stores Inc.	276,700	13,364,610

		14,663,490

Telecom & Telecom Equipment (3.53%)
ADC Telecommunications Inc. (a)	147,542	2,422,640
AT&T Inc.	533,359	19,627,611
Cisco Systems Inc. (a)	228,800	5,935,072
Corning Inc. (a)	372,300	7,680,549
Motorola Inc.	192,000	3,555,840
Nokia Corp. ADR	144,900	3,163,167
Verizon Communications Inc.	38,700	1,448,541

		43,833,420

Utilities & Energy (0.20%)
Duke Energy Corp.	125,900	2,478,971

Total Common Stocks (cost $ 298,554,262)		788,784,395

Corporate Bonds (17.39%)
Agriculture, Foods, & Beverage (1.56%)
Pioneer Hi-Bred International Inc.
5.750%, 01/15/2009	$3,000,000	3,028,236
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	977,556
Archer-Daniels-Midland Co.
5.870%, 11/15/2010	2,950,000	3,016,965
The Coca-Cola Co.
5.750%, 03/15/2011	3,000,000	3,083,316
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,013,702
HJ Heinz Co.
6.625%, 07/15/2011	3,000,000	3,152,724
Hershey Co.
5.300%, 09/01/2011	500,000	505,161
Sara Lee Corp.
6.250%, 09/15/2011	2,000,000	2,063,986
Kraft Foods Inc.
6.250%, 06/01/2012	1,000,000	1,047,169

	Principal amount
Bottling Group LLC
5.500%, 04/01/2016	$1,000,000	1,014,214
Hershey Co.
5.450%, 09/01/2016	500,000	507,022

		19,410,051

Automotive (0.28%)
Ford Motor Credit Co.
5.800%, 01/12/2009	3,000,000	2,946,726
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	511,084

		3,457,810

Banks (1.03%)
JPMorgan Chase & Co.
5.350%, 03/01/2007	1,000,000	1,000,000
Bank of New York
5.050%, 03/03/2009	2,000,000	1,986,924
Bank of America Corp.
4.500%, 08/01/2010	1,000,000	983,843
Wells Fargo & Co.
4.875%, 01/12/2011	1,000,000	996,980
Wachovia Corp.
5.350%, 03/15/2011	750,000	759,719
Charter One Bank FSB
5.500%, 04/26/2011	1,500,000	1,523,494
Bank of America Corp.
5.375%, 08/15/2011	500,000	508,577
Bank of New York
5.125%, 11/01/2011	500,000	501,770
Wachovia Corp.
5.700%, 08/01/2013	750,000	772,352
US Bank NA
4.950%, 10/30/2014	1,500,000	1,474,915
Wachovia Bank NA
5.600%, 03/15/2016	750,000	766,481
JP Morgan Chase
5.875%, 06/13/2016	500,000	519,208
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,054,164

		12,848,427

Building Materials & Construction (0.25%)
Vulcan Materials Co.
6.000%, 04/01/2009	3,000,000	3,053,634

Chemicals (0.56%)
The Dow Chemical Co.
6.125%, 02/01/2011	3,000,000	3,072,465
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	2,936,631

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Praxair Inc.
5.375%, 11/01/2016	$1,000,000	$1,007,793

		7,016,889

Computers (0.37%)
International Business Machines Corp.
5.375%, 02/01/2009	3,000,000	3,022,905
Hewlett-Packard Co.
5.250%, 03/01/2012	1,500,000	1,513,058

		4,535,963

Consumer & Marketing (1.41%)
Kimberly-Clark Corp.
7.100%, 08/01/2007	3,000,000	3,020,541
Avery Dennison Corp.
5.900%, 12/01/2008	5,000,000	5,047,655
The Procter & Gamble Co.
6.875%, 09/15/2009	3,000,000	3,138,960
Unilever Capital Corp.
7.125%, 11/01/2010	3,000,000	3,204,738
Clorox Co.
6.125%, 02/01/2011	3,000,000	3,099,066

		17,510,960

Electronic/Electrical Mfg. (0.25%)
Emerson Electric Co.
5.850%, 03/15/2009	3,000,000	3,047,532

Financial Services (1.17%)
Citigroup Inc.
5.000%, 03/06/2007	1,000,000	999,988
General Electric Capital Corp.
7.375%, 01/19/2010	2,000,000	2,127,038
BellSouth Capital Funding Corp.
7.750%, 02/15/2010	3,000,000	3,211,299
Citigroup Inc.
4.625%, 08/03/2010	1,000,000	987,845
HSBC Finance Corp.
5.700%, 06/01/2011	1,500,000	1,535,455
JPMorgan Chase & Co.
5.600%, 06/01/2011	1,000,000	1,021,334
Wells Fargo Financial
6.125%, 04/18/2012	2,000,000	2,095,172
HSBC Finance Corp.
5.250%, 01/15/2014	500,000	500,281
Citigroup Inc.
5.300%, 01/07/2016	1,000,000	1,007,144
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	504,536
5.400%, 02/15/2017	500,000	504,217

		14,494,309

Health Care (1.75%)
Abbott Laboratories
3.500%, 02/17/2009	1,000,000	973,758
Johnson & Johnson
6.625%, 09/01/2009	3,000,000	3,119,967
Becton Dickinson & Co.
7.150%, 10/01/2009	3,000,000	3,143,991
Genentech Inc.
4.400%, 07/15/2010	1,000,000	984,550
Merck & Co. Inc.
5.125%, 11/15/2011	500,000	502,221
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,100,550
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	1,918,570
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,010,424
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	972,734
GlaxoSmithKline
4.375%, 04/15/2014	3,000,000	2,867,817
AstraZeneca PLC SP
5.400%, 06/01/2014	2,000,000	2,030,692
Abbott Laboratories
5.875%, 05/15/2016	2,000,000	2,094,522

		21,719,796

Machinery & Manufacturing (1.51%)
Illinois Tool Works Inc.
5.750%, 03/01/2009	3,000,000	3,040,956
Caterpillar Inc.
7.250%, 09/15/2009	3,000,000	3,150,318
3M Co.
5.125%, 11/06/2009	3,000,000	3,019,578
Honeywell International Inc.
7.500%, 03/01/2010	3,000,000	3,209,247
Deere & Co.
7.850%, 05/15/2010	3,000,000	3,233,619
Dover Corp.
6.500%, 02/15/2011	2,000,000	2,098,154
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	949,713

		18,701,585

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (0.82%)
Gannett Co.
5.500%, 04/01/2007	$1,000,000	$1,000,002
The Washington Post Co.
5.500%, 02/15/2009	3,000,000	3,020,841
New York Times Co.
4.500%, 03/15/2010	500,000	489,232
Knight-Ridder Inc.
7.125%, 06/01/2011	3,000,000	3,189,897
The Walt Disney Co.
5.700%, 07/15/2011	2,000,000	2,048,606
New York Times Co.
5.000%, 03/15/2015	500,000	476,765

		10,225,343

Mining & Metals (0.57%)
Alcan Inc.
6.450%, 03/15/2011	2,000,000	2,089,760
BHP Billiton Finance
5.250%, 12/15/2015	2,000,000	1,991,010
Alcoa Inc. (c)
5.720%, 02/23/2019	2,260,000	2,293,215
5.870%, 02/23/2022	740,000	752,534

		7,126,519

Oil & Gas (0.66%)
Texaco Capital
5.500%, 01/15/2009	3,000,000	3,030,057
Shell International Finance
5.625%, 06/27/2011	2,000,000	2,055,266
ConocoPhillips Canada
5.300%, 04/15/2012	500,000	504,673
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	2,000,000	2,040,898
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	511,326

		8,142,220

Retailers (1.17%)
Wal-Mart Stores Inc.
6.875%, 08/10/2009	3,000,000	3,133,302
Home Depot Inc.
4.625%, 08/15/2010	2,000,000	1,969,040
McDonald’s Corp.
6.000%, 04/15/2011	3,000,000	3,097,971
Costco Wholesale Corp.
5.300%, 03/15/2012	2,000,000	2,025,386
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	973,776
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	988,097
Target Corp.
5.875%, 07/15/2016	1,300,000	1,355,481
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,002,439

		14,545,492

Telecom & Telecom Equipment (1.62%)
US West Communications
5.625%, 11/15/2008	5,000,000	4,993,750
Motorola Inc.
7.625%, 11/15/2010	3,000,000	3,231,534
Vodafone Group PLC
5.500%, 06/15/2011	1,500,000	1,516,129
Verizon New Jersey Inc.
5.875%, 01/17/2012	3,000,000	3,069,831
SBC Communications Inc.
5.875%, 02/01/2012	3,000,000	3,087,306
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,096,786
Alltel Corp.
7.000%, 07/01/2012	2,000,000	2,110,764

		20,106,100

Utilities & Energy (2.41%)
PPL Electric Utilities
5.875%, 08/15/2007	2,000,000	2,005,420
Northern Illinois Gas
5.875%, 08/15/2008	3,000,000	3,027,126
Duke Energy Corp.
7.375%, 03/01/2010	3,000,000	3,186,978
IES Utilities
6.750%, 03/15/2011	2,000,000	2,091,088
Florida Power Corp.
6.650%, 07/15/2011	3,000,000	3,177,852
Wisconsin Public Service
6.125%, 08/01/2011	3,000,000	3,104,976
Pacificorp
6.900%, 11/15/2011	2,000,000	2,142,044
Commonwealth Edison
5.400%, 12/15/2011	1,000,000	1,000,994
Tampa Electric Co.
6.875%, 06/15/2012	3,000,000	3,218,448
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	1,990,180
Georgia Power
5.250%, 12/15/2015	2,000,000	1,996,772
Union Electric Co.
5.400%, 02/01/2016	2,000,000	1,984,290

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Consolidated Edison Co. NY
5.300%, 12/01/2016	$1,000,000	$1,001,271

		29,927,439

Total Corporate Bonds (cost $210,570,960)		215,870,069

Foreign Government Bonds (0.20%)
Province of New Brunswick
5.200%, 02/21/2017	2,500,000	2,542,333

Total Foreign Government Bonds (cost $2,490,765)		2,542,333

Government Agency Securities (0.82%)(d)
Federal National Mortgage Association
6.000%, 05/15/2008	10,000,000	10,120,340

Total Government Agency Securities (cost $9,916,928)		10,120,340

U.S. Treasury Obligations (14.98%)
U.S. Treasury Notes
6.125%, 08/15/2007	15,000,000	15,073,245
3.000%, 11/15/2007	20,000,000	19,721,880
5.500%, 02/15/2008	4,000,000	4,022,032
3.125%, 10/15/2008	15,000,000	14,634,960
5.750%, 08/15/2010	5,000,000	5,196,290
5.000%, 08/15/2011	5,000,000	5,103,515
4.875%, 02/15/2012	10,000,000	10,172,270
4.375%, 08/15/2012	10,000,000	9,951,950
3.875%, 02/15/2013	10,000,000	9,677,730
3.625%, 05/15/2013	10,000,000	9,533,200
4.250%, 08/15/2013	10,000,000	9,857,030
4.250%, 11/15/2013	10,000,000	9,842,970
4.000%, 02/15/2014	10,000,000	9,680,470
4.250%, 11/15/2014	20,000,000	19,625,000
4.000%, 02/15/2015	15,000,000	14,453,910
4.125%, 05/15/2015	20,000,000	19,425,000

Total U.S. Treasury Obligations (cost $188,448,397)		185,971,452

	Shares
Short-term Investments (2.56%)
JPMorgan Prime Money Market Fund	31,839,096	31,839,096

Total Short-term Investments (cost $31,839,096)		31,839,096

TOTAL INVESTMENTS (99.48%) (cost $741,820,408)		1,235,127,685
OTHER ASSETS, NET OF LIABILITIES (0.52%)		6,470,049

NET ASSETS (100.00%)		$1,241,597,734

(a)	Non-income producing security.

(b)	Illiquid and fair valued due to sales restrictions on Class B shares. At February 28, 2007, the fair value of this security amounted to $1,338,120 or 0.11% of net assets.

(c)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007 the value of these securities amounted to $3,045,749 or 0.25% of net assets.

(d)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

	Shares or principal amount	Value
U.S. Treasury Obligations (93.30%)
U.S. Treasury Notes
4.375%, 05/15/2007	$5,000,000	$4,991,795
6.625%, 05/15/2007	3,000,000	3,008,907
3.250%, 08/15/2007	10,000,000	9,919,140
6.125%, 08/15/2007	9,000,000	9,043,947
5.500%, 02/15/2008	13,150,000	13,222,430
5.625%, 05/15/2008	5,000,000	5,047,460
3.250%, 08/15/2008	5,000,000	4,896,485
4.750%, 11/15/2008	10,000,000	10,008,980
3.000%, 02/15/2009	5,000,000	4,847,070
3.125%, 04/15/2009	8,000,000	7,761,248
5.500%, 05/15/2009	10,000,000	10,187,500
6.000%, 08/15/2009	11,000,000	11,353,199
6.500%, 02/15/2010	15,000,000	15,797,460
4.000%, 04/15/2010	10,000,000	9,847,270
5.750%, 08/15/2010	10,000,000	10,392,580
5.000%, 02/15/2011	10,000,000	10,189,060
5.000%, 08/15/2011	6,000,000	6,124,218
4.500%, 09/30/2011	10,000,000	9,991,410
4.875%, 02/15/2012	10,000,000	10,172,270

Total U.S. Treasury Obligations (cost $169,082,189)		166,802,429

Short-term Investments (6.19%)
JPMorgan Prime Money Market Fund	11,069,559	11,069,559

Total Short-term Investments (cost $11,069,559)		11,069,559

TOTAL INVESTMENTS (99.49%) (cost $180,151,748)		177,871,988
OTHER ASSETS, NET OF LIABILITIES (0.51%)		907,561

NET ASSETS (100.00%)		$178,779,549

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

February 28, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (98.94%) (b)
Alabama (1.53%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aaa	$2,000,000	$2,182,160
Limestone County Board of Education, Alabama, Capital Outlay Tax Anticipation Warrants, Series 1998 (Prerefunded to 07-01-2008 @ 102) (c)	4.900%	07/01/2015	Aaa	2,465,000	2,553,567
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aaa	2,000,000	2,167,820

					6,903,547

Alaska (1.23%)
Municipality of Anchorage, Alaska, 2000 General Obligation General Purpose Bonds, Series A (Prerefunded to 09-01-2010 @ 100) (c)	5.625%	09/01/2013	Aaa	1,500,000	1,594,200
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	Aaa	2,000,000	2,360,440
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 1999 Series A (Prerefunded to 03-01-2009 @ 100) (c)	5.000%	03/01/2015	Aaa	1,565,000	1,606,081

					5,560,721

Arizona (2.40%)
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.100%	07/01/2008	A+	1,000,000	1,044,330
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2009	A+	1,200,000	1,282,836
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2010	A+	2,500,000	2,743,200
Mesa Unified School District No. 4 of Maricopa County, Arizona, School Improvement Bonds, Project of 1995, Series D (1997) (Prerefunded to 07-01-2007 @ 100) (c)	4.750%	07/01/2010	Aaa	4,250,000	4,265,853
Salt River Project Arizona Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA	900,000	960,732
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	Aaa	525,000	543,212

					10,840,163

Arkansas (2.89%)
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2013	Aa2	5,000,000	5,323,200
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2014	Aa2	2,000,000	2,130,300
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds	4.000%	06/01/2015	A1	960,000	963,427
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.250%	06/01/2015	A1	1,020,000	1,027,966
Van Buren Arkansas, School District No. 42, Refunded and Construction	4.500%	04/01/2017	Aaa	1,295,000	1,312,353
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.375%	06/01/2017	A1	1,110,000	1,119,002
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.500%	06/01/2018	A1	1,155,000	1,165,950

					13,042,198

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (7.01%)
Sacramento County, California, Sanitary District Financing Authority Revenue Bonds, 1995 (Escrowed to Maturity) (c)	5.000%	12/01/2007	AA	$2,830,000	$2,861,385
Sacramento County, California, Sanitary District Financing Authority Revenue Bonds, 1995 (Prerefunded to 12-01-2007 @ 100) (c)	5.000%	12/01/2008	AA	1,500,000	1,516,635
State of California, Various Purpose, General Obligation Bonds	5.000%	02/01/2014	A1	3,600,000	3,809,736
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project) (Prerefunded to 07-01-2013 @ 100) (c)	5.000%	07/01/2015	Aaa	1,000,000	1,081,420
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	Aaa	1,515,000	1,657,259
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A1	3,000,000	3,264,570
Los Angeles Unified School District, County of Los Angeles, California, General Obligation Bonds, Series A 2003 (Prerefunded to 07-01-2013 @ 100) (c)	5.375%	07/01/2016	Aaa	3,905,000	4,305,223
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A1	3,250,000	3,454,587
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aaa	1,355,000	1,449,579
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	5,000,000	5,263,300
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	Aaa	1,560,000	1,672,819
State of California, General Obligation Bonds	5.000%	12/01/2017	A1	300,000	313,698
State of California, General Obligation Bonds (Prerefunded to 12-01-2010 @ 100) (c)	5.000%	12/01/2017	A1	950,000	996,427

					31,646,638

Colorado (5.26%)
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 1999 (Escrowed to maturity) (c)	5.500%	12/15/2009	Aa2	2,000,000	2,098,400
St. Vrain School District # R3-1J, Colorado, General Obligation, Series 1997 (Prerefunded to 12-15-2007 @ 101) (c)	5.000%	12/15/2012	Aaa	3,135,000	3,199,894
City of Boulder, Colorado, Open Space Acquisition Refunding Bonds, Series 1999	5.000%	08/15/2013	Aa1	1,855,000	1,915,213
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	Aaa	1,750,000	1,870,855
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2011 @ 100) (c)	5.250%	12/15/2013	Aaa	1,250,000	1,338,025
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001	5.500%	12/01/2014	Aaa	1,135,000	1,224,529
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded to 12/01/2011 @ 100) (c)	5.250%	12/01/2014	Aaa	1,365,000	1,460,400
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aaa	510,000	549,086
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001	5.500%	12/01/2015	Aaa	1,170,000	1,261,751
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded to 12-01-2011 @ 100) (c)	5.250%	12/01/2016	Aaa	1,530,000	1,636,932
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	Aaa	1,905,000	1,997,469
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 1999	4.750%	12/01/2018	Aa3	2,000,000	2,050,440

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aaa	$600,000	$636,816
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 2007 (d)	4.250%	12/01/2021	Aaa	2,490,000	2,518,710

					23,758,520

Connecticut (2.27%)
State of Connecticut, General Obligation Bonds (Prerefunded to 11-15-2011 @ 100) (c)	5.125%	11/15/2016	Aa3	5,000,000	5,315,250
Clinton, Connecticut, General Obligation Unlimited (Prerefunded to 01-15-2012 @ 100) (c)	5.000%	01/15/2017	Aaa	390,000	413,419
Clinton, Connecticut, General Obligation Unlimited (Prerefunded to 01-15-2012 @ 100) (c)	5.000%	01/15/2018	Aaa	500,000	530,025
The University of Connecticut, General Obligation Bonds, Series A 2004	5.000%	01/15/2018	Aaa	600,000	643,098
Town of New Canaan Connecticut, General Obligation Bonds, Issue of 2004 (Prerefunded to 06-15-2009 @ 100) (c)	4.750%	06/15/2018	Aaa	1,250,000	1,281,100
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	2,000,000	2,068,700

					10,251,592

Florida (3.10%)
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B	5.500%	06/01/2016	Aa1	4,910,000	5,289,494
JEA St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two, Series Seventeen	5.000%	10/01/2018	AA-	4,000,000	4,201,320
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aaa	2,025,000	2,107,600
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006B	4.500%	07/01/2020	Aaa	1,320,000	1,363,164
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,022,750

					13,984,328

Georgia (4.90%)
State of Georgia, General Obligation Bonds, Series 1996C	6.250%	08/01/2009	Aaa	3,590,000	3,807,195
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa	2,000,000	2,166,620
Gwinnett County Water & Sewer Authority, Georgia, Revenue Series 1998 (Prerefunded to 08-01-2008 @ 102) (c)	5.000%	08/01/2011	Aaa	4,000,000	4,153,160
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	3,000,000	3,290,700
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,363,990
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (c)	5.125%	05/01/2014	Aaa	5,000,000	5,345,900

					22,127,565

Hawaii (1.24%)
City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A (Prerefunded to 09-01-2008 @ 100) (c)	5.400%	09/01/2009	Aaa	2,225,000	2,283,206
State of Hawaii, General Obligation Bonds of 1992, Series BW	6.375%	03/01/2011	Aa2	2,945,000	3,236,938

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Hawaii (Cont.)
State of Hawaii, General Obligation Bonds of 1992, Series BW (Escrowed to maturity) (c)	6.375%	03/01/2011	Aa2	$55,000	$60,559

					5,580,703

Idaho (0.40%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	A	1,690,000	1,785,924

Illinois (5.24%)
Forest Preserve District of Kane County, Kane County, Illinois, General Obligation Bonds, Series 1999 (Prerefunded to 12-30-2009 @ 100) (c)	5.000%	12/30/2011	Aa3	2,400,000	2,487,888
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aa1	3,750,000	4,141,950
Lake County Forest Preserve District, Lake County, Illinois, General Obligation Land Acquisition and Development Bonds, Series 2000	5.000%	12/15/2012	Aaa	2,000,000	2,086,460
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	Aaa	2,000,000	2,181,780
DuPage County Forest Preserve District, Illinois, General Obligation, Series 1997 (Prerefunded to 10-01-2008 @ 100) (c)	4.900%	10/01/2013	Aaa	3,785,000	3,856,536
Community Unit School District Number 200, DuPage County, Illinois (Wheaton- Warrenville), General Obligation School Building Bonds, Series 1999 (Prerefunded to 02-01-2009 @ 100) (c)	5.050%	02/01/2015	Aaa	2,195,000	2,253,036
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aaa	1,045,000	1,119,812
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aaa	1,100,000	1,176,758
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aaa	1,000,000	1,008,120
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	Aaa	1,650,000	1,773,387
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds, Series B of 2006	4.375%	12/01/2020	Aaa	1,565,000	1,600,447

					23,686,174

Indiana (1.55%)
Eagle-Union Community Schools Building Corporation, Boone County, Indiana, 1st Mortgage Refunding Bonds, Series 1999	4.875%	07/05/2015	Aaa	2,325,000	2,392,123
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	Aaa	2,635,000	2,813,258
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	Aaa	1,665,000	1,794,520

					6,999,901

Iowa (1.45%)
Polk County, Iowa, Essential County Purpose General Obligation Bonds, Series 2001	5.000%	06/01/2014	Aaa	3,325,000	3,412,547
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aaa	975,000	992,833
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aaa	850,000	912,866

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	Aaa	$1,200,000	$1,239,804

					6,558,050

Kansas (2.61%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001	5.000%	11/01/2014	Aaa	2,790,000	2,938,791
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,251,340
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	1,420,000	1,466,917
Unified School District No. 233, Johnson County, Kansas, (Olathe) General Obligation School Bonds, Series 2003B	4.500%	09/01/2016	Aaa	1,000,000	1,019,490
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aaa	1,300,000	1,303,510
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aaa	670,000	719,010
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	Aaa	1,000,000	1,078,250
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aaa	910,000	989,925

					11,767,233

Kentucky (2.13%)
Louisville and Jefferson County Metropolitan Sewer District (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 1999A	5.500%	05/15/2009	Aaa	2,720,000	2,825,618
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.600%	12/01/2013	Aa2	1,665,000	1,726,772
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.700%	12/01/2014	Aa2	1,745,000	1,813,072
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aaa	1,275,000	1,319,880
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aaa	1,865,000	1,945,064

					9,630,406

Louisiana (2.43%)
State of Louisiana, General Obligation Bonds, Series 1997 A (Prerefunded to 04-15-2007 @ 102) (c)	5.375%	04/15/2011	Aaa	5,000,000	5,109,300
State of Louisiana, General Obligation Bonds, Series 2003 A	5.000%	05/01/2018	Aaa	4,000,000	4,249,760
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	Aaa	1,500,000	1,617,510

					10,976,570

Maryland (1.89%)
Montgomery County, Maryland, General Obligation Consolidated Public Improvement, 1998 Series A (Prerefunded to 05-01-2008 @ 101) (c)	4.875%	05/01/2013	Aaa	3,410,000	3,492,113
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	482,086
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,123,699
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aaa	1,230,000	1,249,631

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Maryland (Cont.)
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	$2,000,000	$2,177,160

					8,524,689

Massachusetts (1.50%)
Massachusetts Bay Transportation Authority, General Transportation System Bonds, Series C	5.500%	03/01/2013	Aaa	125,000	137,269
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa3	1,135,000	1,218,241
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2017	Aa2	5,000,000	5,432,300

					6,787,810

Michigan (2.95%)
State of Michigan, General Obligation Bonds, Clean Michigan Initiative Program, Series 1999A	5.500%	11/01/2009	Aa2	3,140,000	3,285,602
Lake Orion Community School District, County of Oakland, State of Michigan, 2000 School Building and Site Bonds, (General Obligation - Unlimited Tax), Series A (Prerefunded to 05-01-2010 @ 100) (c)	5.550%	05/01/2011	Aaa	2,500,000	2,637,175
Northville Public Schools, Michigan, 1997 General Obligation School Building & Site & Refunding (Prerefunded to 05-01-2007 @ 100) (c)	5.100%	05/01/2011	Aaa	3,800,000	3,808,740
Clarkston Community Schools, County of Oakland, State of Michigan, 1998 Refunding Bonds (General Obligation-Unlimited Tax)	4.850%	05/01/2012	Aaa	1,500,000	1,520,970
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.850%	05/01/2015	Aaa	1,000,000	1,026,080
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.900%	05/01/2016	Aaa	1,000,000	1,027,310

					13,305,877

Minnesota (0.90%)
Wayzata Independent School District #284, Minnesota, General Obligation School Building Refunding, Series 1998A	5.000%	02/01/2012	Aa2	3,000,000	3,069,900
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aaa	965,000	973,965

					4,043,865

Mississippi (1.59%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa3	2,000,000	2,203,560
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa3	2,000,000	2,252,280
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005	4.000%	05/01/2018	Aaa	1,685,000	1,681,916
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	Aaa	1,000,000	1,037,870

					7,175,626

Missouri (1.90%)
The School District of St. Joseph, (St. Joseph, Missouri), General Obligation School Building Bonds, Series 2000, (Missouri Direct Deposit Program) (Prerefunded to 03-01-2010 @ 101) (c)	5.450%	03/01/2011	AA+	1,235,000	1,305,963

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2001 (Prerefunded to 02-01-2012 @ 100) (c)	5.125%	02/01/2016	Aaa	$3,000,000	$3,198,390
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District) General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aaa	2,000,000	2,084,480
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	2,000,000	2,001,520

					8,590,353

Montana (0.11%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	AA-	490,000	520,532

Nebraska (4.06%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (c)	6.150%	02/01/2012	Aa2	6,000,000	6,439,320
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002, Series B	5.000%	02/01/2013	Aa2	2,500,000	2,661,725
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	Aaa	3,000,000	3,184,890
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2018	Aaa	2,140,000	2,233,796
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2019	Aaa	2,140,000	2,228,981
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aaa	1,565,000	1,583,546

					18,332,258

New Hampshire (1.32%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	Aa2	515,000	546,333
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003	5.000%	12/01/2017	Aa2	2,620,000	2,808,064
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	Aaa	2,555,000	2,589,160

					5,943,557

New Jersey (2.00%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,677,950
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005	4.000%	07/15/2018	Aaa	1,350,000	1,350,797

					9,028,747

New York (1.49%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	2,000,000	2,123,500
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aaa	1,000,000	1,008,380
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	Aaa	2,000,000	2,172,600
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aaa	695,000	708,246
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aaa	725,000	737,695

					6,750,421

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (1.76%)
County of Wake, North Carolina, General Obligation School Bonds, Series 1997 (Prerefunded to 03-01-2007 @ 101) (c)	4.900%	03/01/2009	Aaa	$4,000,000	$4,040,000
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa2	855,000	879,701
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2007 (d)	4.250%	03/01/2021	Aaa	3,000,000	3,051,360

					7,971,061

North Dakota (0.74%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,052,095
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,310,480

					3,362,575

Ohio (5.47%)
Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School Improvement Bonds, Series 2000	5.300%	12/01/2010	Aa2	2,000,000	2,112,100
State of Ohio, Higher Education Capital Facilities, General Obligation Bonds, Series 2000A	5.250%	02/01/2011	Aa1	2,000,000	2,087,400
State of Ohio, Full Faith & Credit General Obligation Infrastructure Improvement Bonds, Series 1997 (Prerefunded to 08-01-2007 @ 101) (c)	5.350%	08/01/2012	Aa1	5,000,000	5,084,500
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aaa	2,780,000	2,956,419
Mason City School District, Counties of Warren and Butler, Ohio, School Improvement Unlimited Tax General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.000%	12/01/2013	Aa2	2,000,000	2,118,200
Delaware County, Ohio, General Obligation, Limited Tax, Sewer District Improvement Bonds, Series 1999	4.900%	12/01/2015	Aaa	1,970,000	2,047,697
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003 (Prerefunded to 06-01-2011 @ 100) (c)	5.000%	12/01/2016	Aa2	1,140,000	1,199,873
Ohio State University (A State University of Ohio) General Receipts Bonds, Series 2002 A	5.250%	12/01/2016	Aa2	5,095,000	5,499,696
Indian Hill, Ohio, Exempt Village School Dist, Hamilton County	4.375%	12/01/2020	Aaa	1,580,000	1,618,346

					24,724,231

Oklahoma (0.68%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999	5.250%	12/01/2009	Aa2	1,680,000	1,747,586
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,343,357

					3,090,943

Oregon (4.08%)
Portland, Oregon, Sewer System Revenue Refunding Bonds, 1997 Series A	5.000%	06/01/2011	Aaa	4,000,000	4,012,640
Deschutes County, Oregon, Administrative School District Number 1 (Bend-La Pine) General Obligation Bonds, Series 2001A (Prerefunded to 06-15-2011 @ 100) (c)	5.500%	06/15/2014	Aaa	3,500,000	3,756,970
Gresham-Barlow School District 10, Multnomah and Clackamas Counties, Oregon, General Obligation Bonds, Series 2001 (Prerefunded to 06-15-2011 @ 100) (c)	5.500%	06/15/2014	Aaa	1,980,000	2,125,372

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	Aaa	$3,640,000	$3,918,897
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aaa	2,135,000	2,329,648
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	Aaa	500,000	528,490
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aaa	1,625,000	1,745,737

					18,417,754

Pennsylvania (2.30%)
Commonwealth of Pennsylvania, General Obligation Bonds, First Series of 2001	5.000%	01/15/2013	Aa2	2,000,000	2,112,980
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	Aaa	1,070,000	1,119,455
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	Aaa	1,110,000	1,159,872
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	Aaa	1,030,000	1,113,523
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	Aaa	1,160,000	1,227,988
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	Aaa	1,000,000	1,078,330
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2006	4.375%	11/15/2021	Aaa	2,500,000	2,556,425

					10,368,573

South Carolina (1.47%)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 1999	5.500%	02/01/2010	Aa2	2,675,000	2,812,415
School District Number 1 of Richland County, South Carolina, General Obligation Bonds, Series 1999	5.500%	03/01/2010	AA	1,800,000	1,895,040
South Carolina Transportation, Infrastructure Revenue Series A	4.500%	10/01/2014	Aaa	1,900,000	1,937,848

					6,645,303

Tennessee (3.60%)
Nashville & Davidson County, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 1996	5.250%	01/01/2008	Aaa	4,500,000	4,557,195
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2012	Aa1	2,335,000	2,478,673
Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose Refunding Bonds, Series 2002	5.000%	11/15/2013	Aa2	3,870,000	4,075,845
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aa1	2,705,000	2,928,460
City of Knoxville, Tennessee, Gas System Revenue Refunding and Improvement Bonds, Series K-2004	4.750%	03/01/2018	Aaa	2,115,000	2,201,609

					16,241,782

Texas (3.03%)
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.375%	02/15/2008	Aaa	1,000,000	1,015,480

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.500%	02/15/2009	Aaa	$2,455,000	$2,537,120
Fort Worth Independent School District (Tarrant County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.500%	02/15/2010	Aaa	3,000,000	3,150,990
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 02-01-2010 @ 100) (c)	5.750%	02/01/2012	Aa1	2,000,000	2,115,280
McKinney Independent School District (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.125%	02/15/2012	Aaa	2,115,000	2,201,292
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999	4.750%	08/01/2015	Aaa	750,000	767,422
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999 (Prerefunded to 08-01-2009 @ 100) (c)	4.750%	08/01/2015	Aaa	250,000	256,560
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A	5.000%	02/15/2020	AAA	1,535,000	1,656,618

					13,700,762

Utah (0.30%)
City of Provo, Utah County, Utah, General Obligation Library Bonds, Series 1999	5.250%	03/01/2009	Aaa	1,300,000	1,340,560

Virginia (1.58%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2001A	5.000%	08/01/2014	Aa1	2,000,000	2,132,680
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 1999A (Prerefunded 08-01-2009 @ 101) (c)	5.000%	08/01/2016	Aaa	1,350,000	1,405,526
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aaa	1,020,000	1,065,716
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006	4.125%	12/01/2020	Aaa	2,500,000	2,518,850

					7,122,772

Washington (3.37%)
Lakewood School District No. 306, Snohomish County, Washington, Unlimited Tax General Obligation Bonds, 2000	5.550%	12/01/2010	Aa1	2,035,000	2,165,932
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	AA	4,435,000	4,706,466
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (c)	5.750%	10/01/2012	AA	65,000	69,139
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.600%	06/01/2013	Aaa	1,000,000	1,010,390
Seattle, Washington, Water System Revenue 1998	5.000%	10/01/2013	Aa2	2,495,000	2,593,877
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.650%	06/01/2014	Aaa	2,055,000	2,077,317
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aaa	705,000	751,819
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aaa	1,000,000	1,081,140
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aaa	740,000	786,887

					15,242,967

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Shares or principal amount	Value
Long-term Municipal Bonds (Cont.)
West Virginia (0.42%)
State of West Virginia, State Road General Obligation Bonds, Series 1998 (Prerefunded to 06-01-2008 @ 101) (c)	5.000%	06/01/2013	Aaa	$1,840,000	$1,888,889

Wisconsin (2.79%)
State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2	5.125%	11/01/2010	Aa3	2,500,000	2,620,650
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2012	Aaa	2,180,000	2,204,547
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2013	Aaa	2,220,000	2,244,775
City of Madison, Wisconsin, General Obligation Promissory Notes, Series 2005-A	4.000%	10/01/2015	Aaa	1,730,000	1,742,560
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001 (Prerefunded to 01-01-2012 @ 100) (c)	5.375%	01/01/2016	Aaa	2,985,000	3,212,009
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	Aaa	545,000	580,801

					12,605,342

Total Long-term Municipal Bonds (cost $ 434,019,688)					446,827,482

Short-term Municipal Bonds (0.99%)
Kansas (0.99%)
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Refunding Bonds, Series 2002B-3 (e)	3.590%	09/01/2019	Aa2	4,500,000	4,500,000

Total Short-term Municipal Bonds (cost $4,499,734)					4,500,000

Short-term Investments (0.77%)
JPMorgan Tax Free Money Market Fund				3,471,670	3,471,670

Total Short-term Investments (cost $3,471,670)					3,471,670

TOTAL INVESTMENTS (100.70%) (cost $441,991,092)					454,799,152
LIABILITIES, NET OF OTHER ASSETS (-0.70%)					(3,183,215)

NET ASSETS (100.00%)					$451,615,937

(a)	Ratings are not audited and represent the lower of Moody’s or S&P ratings.

(b)	Long-term Municipal Bonds consisted of 27.10% Advanced Refund Bonds, 49.52% General Obligation Bonds and 23.38% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.

(d)	Securities purchased on a “when-issued” basis.

(e)	Variable Rate Demand Note. Rate resets weekly. Rate shown reflects the rate in effect at the end of the period.

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1. Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund ( the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in fixed income securities to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on the respective exchanges where the security is primarily traded. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Short sales are valued at market value.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. These fair value procedures require State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At February 28, 2007, the Municipal Bond Fund had a commitment of $5,560,159 (representing 1.23% of net assets) for when-issued securities.

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of February 28, 2007, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for the Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,454,052,026	$2,053,396,085	$(42,749,067)	$2,010,647,018
Balanced Fund	741,635,393	500,292,700	(6,800,408)	493,492,292
Interim Fund	180,219,960	191,263	(2,539,235)	(2,347,972)
Municipal Bond Fund	441,991,092	12,895,206	(87,146)	12,808,060

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at period end. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date April 19, 2007

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date April 19, 2007